PARENT COMPANY - FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2013
PARENT COMPANY - FINANCIAL INFORMATION [Abstract]
PARENT COMPANY - FINANCIAL INFORMATION

NOTE 21: Parent Company – Financial Information

The following represents the condensed financial information of Pathfinder Bancorp, Inc. as of and for the years ended December 31:

Statements of Condition	2013	2012
(In thousands)
Assets
Cash	$1,147	$1,482
Investments	42	33
Investment in bank subsidiary	46,699	44,206
Investment in non-bank subsidiary	155	155
Other assets	403	390
Total assets	$48,446	$46,266
Liabilities and Shareholders' Equity
Accrued liabilities	$221	$364
Junior subordinated debentures	5,155	5,155
Shareholders' equity	43,070	40,747
Total liabilities and shareholders' equity	$48,446	$46,266

Statements of Income	2013	2012
(In thousands)
Income
Dividends from bank subsidiary	$-	$1,200
Dividends from non-bank subsidiary	4	3
Total income	4	1,203
Expenses
Interest	162	168
Operating, net	109	114
Total expenses	271	282
(Loss) income before taxes and equity in undistributed net income of subsidiaries	(267)	921
Tax benefit	69	72
(Loss) income before equity in undistributed net income of subsidiaries	(198)	993
Equity in undistributed net income of subsidiaries	2,604	1,655
Net income	$2,406	$2,648

Statements of Cash Flows	2013	2012
(In thousands)
Operating Activities
Net Income	$2,406	$2,648
Equity in undistributed net income of subsidiaries	(2,604)	(1,655)
Stock based compensation and ESOP expense	243	193
Net change in other assets and liabilities	(39)	(93)
Net cash flows from operating activities	6	1,093
Investing Activities
Capital contributed to wholly-owned bank subsidiary	-	-
Net cash flows from investing activities	-	-
Financing activities
Proceeds from exercise of stock options	45	5
Purchase of CPP Warrants from Treasury and redemption of CPP preferred stock	-	(537)
Cash dividends paid to preferred shareholders	(83)	(507)
Cash dividends paid to common shareholders	(303)	(301)
Net cash flows from financing activities	(341)	(1,340)
Change in cash and cash equivalents	(335)	(247)
Cash and cash equivalents at beginning of year	1,482	1,729
Cash and cash equivalents at end of year	$1,147	$1,482